UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments

Nuveen Global Government Enhanced Income Fund (JGG)
March 31, 2011(Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 57.7% (3)

	Australia – 4.6%

6,500 AUD	Australian Government	5.750%	5/15/21	AAA	$6,854,579

	Chile – 1.5%

1,055,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	AA	2,217,609

	Colombia – 2.9%

2,816,000 COP	Republic of Colombia	7.750%	4/14/21	BBB-	1,622,943
4,000,000 COP	Republic of Colombia	9.850%	6/28/27	BBB-	2,575,902

6,816,000 COP	Total Colombia				4,198,845

	Czech Republic – 8.6%

217,000 CZK	Czech Republic Government Bond	2.800%	9/16/13	A+	12,695,548

	France – 5.7%

1,500 EUR	Republic of France, Discount Treasury Bill	2.500%	1/15/15	AAA	2,119,209
4,500 EUR	Republic of France	3.500%	4/25/20	AAA	6,309,542

6,000 EUR	Total France				8,428,751

	Germany – 18.3%

3,000 EUR	Bundesobligation	4.000%	4/13/12	AAA	4,364,053
2,200 EUR	Bundesschatzanweisungen, German Republic Federal Treasury Bill	0.750%	9/14/12	AAA	3,080,736
9,900 EUR	Deutschland Republic	3.250%	7/04/15	AAA	14,466,055
3,489 EUR	Deutschland Republic	3.500%	7/04/19	AAA	5,043,798

18,589 EUR	Total Germany				26,954,642

	New Zealand – 2.0%

3,700 NZD	New Zealand, Treasury Bill	6.500%	4/15/13	AAA	2,990,707

	Peru – 2.9%

12,500 PEN	Republic of Peru	6.950%	8/12/31	Baa3	4,332,962

	Poland – 1.5%

6,500 PLN	Republic of Poland	5.250%	10/25/20	A	2,128,391

	South Africa – 5.7%

62,000 ZAR	Republic of South Africa	7.250%	1/15/20	A	8,370,283

	South Korea – 4.0%

6,378,250 KRW	Korea Monetary Stability Bond	4.180%	12/02/11	A1	5,846,377

	Total Sovereign Debt (cost $82,898,263)				85,018,694

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 42.5% (4)

	U.S. Government and Agency Obligations – 33.9%

$10,000	Federal Home Loan Bank Bonds, (5)	0.520%	4/12/11	AAA	$10,001,280
10,000	Federal Home Loan Bank Bonds	1.625%	7/27/11	AAA	10,049,110
5,000	Federal Home Loan Banks, Discount Notes	0.000%	4/04/11	AAA	4,993,996
2,000	Federal Home Loan Banks, Discount Notes	0.000%	4/11/11	AAA	1,992,746
2,000	Federal Home Loan Banks, Discount Notes	0.000%	4/20/11	AAA	1,998,265
5,000	Federal Home Loan Banks, Discount Notes, (5)	0.000%	5/02/11	AAA	4,999,785
2,500	Federal Home Loan Banks, Discount Notes	0.000%	6/01/11	AAA	2,499,618
4,400	Federal Home Loan Banks, Discount Notes	0.000%	8/17/11	AAA	4,397,809
9,000	U.S. Treasury Notes, (5)	1.750%	11/15/11	AAA	9,085,779

49,900	Total U.S. Government and Agency Obligations				50,018,388

	Repurchase Agreements – 8.6%

12,639	Repurchase Agreement with State Street Bank, dated 3/31/11, repurchase price $12,638,775, collateralized by $12,750,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $12,892,334	0.010%	4/01/11	N/A	12,638,771

	Total Short-Term Investments (cost $62,387,396)				62,657,159

	Total Investments (cost $145,285,659) – 100.2%				147,675,853

	Other Assets Less Liabilities – (0.2)% (6)				(239,942)

	Net Assets – 100%				$147,435,911

Investments in Derivatives
Put Options Purchased Outstanding at March 31, 2011:

		Put		Call
		Notional		Notional		Expiration	Strike
Type	Counterparty	Amount		Amount (7)		Date	Price		Value

Currency Option	Morgan Stanley	8,400,000	USD	13,020,000	TRY	5/23/11	1.5500	TRY	$108,528

	Total Put Options (cost $68,460)								108,528

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2011:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Bank of America	Australian Dollar	1,100,000	U.S. Dollar	1,117,974	5/31/11	$(11,826)
Morgan Stanley	Brazilian Real	10,000,000	U.S. Dollar	6,016,847	4/04/11	(108,164)
Deutsche Bank AG	Chilean Peso	1,041,331,185	U.S. Dollar	2,107,958	4/29/11	(66,465)
Barclays	Colombian Peso	3,760,000,000	U.S. Dollar	2,049,605	4/29/11	35,139
RBC	Colombian Peso	7,000,000,000	U.S. Dollar	3,745,819	6/02/11	(11,766)
Citibank N.A.	Czech Koruna	222,128,895	U.S. Dollar	12,584,764	4/29/11	(242,754)
HSBC	Euro	3,650,000	U.S. Dollar	4,936,808	4/18/11	(234,624)
Citibank N.A.	Euro	17,834,300	U.S. Dollar	24,482,660	4/29/11	(780,358)
Morgan Stanley	Euro	8,365,800	U.S. Dollar	11,787,412	4/29/11	(63,087)
Bank of America	Japanese Yen	470,000,000	U.S. Dollar	5,793,814	5/31/11	141,540
HSBC	Mexican Peso	72,546,435	U.S. Dollar	6,050,578	4/04/11	(48,605)
Morgan Stanley	New Zealand Dollar	3,900,000	U.S. Dollar	2,929,836	4/11/11	(44,524)
JPMorgan Chase	Peruvian Nuevo Sol	12,812,500	U.S. Dollar	4,553,936	4/29/11	(4,861)
Citibank N.A.	Polish Zloty	5,696,662	U.S. Dollar	1,994,193	4/29/11	(7,650)
Deutsche Bank AG	Pound Sterling	1,900,000	U.S. Dollar	3,045,738	4/18/11	(1,770)
Morgan Stanley	Pound Sterling	1,500,000	U.S. Dollar	2,421,600	4/18/11	15,672
Bank of America	South African Rand	22,000,000	U.S. Dollar	3,174,970	4/15/11	(71,977)
JPMorgan Chase	South African Rand	42,800,000	U.S. Dollar	6,174,264	5/31/11	(100,605)
Citibank N.A.	South Korean Won	6,192,246,094	U.S. Dollar	5,569,067	4/15/11	(72,976)
Bank of America	Swiss Franc	6,000,000	U.S. Dollar	6,483,402	5/10/11	(50,468)
Morgan Stanley	U.S. Dollar	5,956,756	Brazilian Real	10,021,050	4/04/11	181,149
Morgan Stanley	U.S. Dollar	5,983,724	Brazilian Real	10,000,000	5/03/11	107,566
UBS	U.S. Dollar	4,107,367	Canadian Dollar	4,000,000	5/03/11	15,658
Deutsche Bank AG	U.S. Dollar	2,879,177	Chilean Peso	1,400,000,000	5/18/11	39,304
Barclays	U.S. Dollar	2,143,623	Colombian Peso	4,000,000,000	6/02/11	3,569
HSBC	U.S. Dollar	6,014,113	Mexican Peso	72,546,435	4/04/11	85,071
HSBC	U.S. Dollar	6,017,954	Mexican Peso	72,546,435	6/03/11	47,850
Morgan Stanley	U.S. Dollar	3,002,181	New Zealand Dollar	3,900,000	4/11/11	(27,821)
Morgan Stanley	U.S. Dollar	5,617,978	Polish Zloty	16,500,000	5/18/11	171,010
Bank of America	U.S. Dollar	2,991,407	South African Rand	22,000,000	4/15/11	255,540
JPMorgan Chase	U.S. Dollar	13,858	Swedish Krona	89,585	4/29/11	318
JPMorgan Chase	U.S. Dollar	2,936,988	South Korean Won	3,300,000,000	5/16/11	64,986
Morgan Stanley	U.S. Dollar	3,923,034	Turkish Lira	6,300,000	4/07/11	153,073

						$(632,856)

Interest Rate Swaps outstanding at March 31, 2011:

			Fund			Fixed Rate			Unrealized
	Notional		Pay/Receive	Floating	Fixed	Payment	Termination	Value	Appreciation
Counterparty	Amount		Floating Rate	Rate Index	Rate*	Frequency	Date	(U.S. Dollars)	(Depreciation)

Citibank N.A.	7,150,000	PLN	Pay	6-Month WIBOR	5.340%	Annually	7/06/20	4,947	$4,947
Citibank N.A.	18,450,000	ZAR	Pay	3-Month ZAR-JIBAR	7.655	Quarterly	1/07/21	(130,939)	(130,939)
Deutsche Bank AG	28,000,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	46,645	46,645
JPMorgan	5,700,000,000	CLP	Pay	6-Month ICP	4.580	Semi-Annually	8/10/14	(508,103)	545,755
JPMorgan	9,960,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(47,919)	(47,919)
JPMorgan	64,000,000	MXN	Pay	28-Day MXN-TIIE	7.750	28-Day	2/05/21	(59,831)	(59,831)
Morgan Stanley	61,500,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	195,340	195,340
Morgan Stanley	23,000,000	SEK	Receive	3-Month STIBOR	2.560	Annually	11/12/15	133,500	133,500
Morgan Stanley	4,750,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(152,858)	(152,858)
RBC	21,990,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	1,365,267	2,012,392
RBC	8,000,000	AUD	Pay	6-Month AUD-BBR	6.100	Semi-Annually	1/14/20	84,427	84,427
UBS AG	97,000,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	44,864	44,864

									$2,676,323

* Annualized
Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Sovereign Debt	$—	$85,018,694	$—	$85,018,694
Short-Term Investments	—	62,657,159	—	62,657,159
Derivatives:
Put Options Purchased	108,528			108,528
Forward Foreign Currency Exchange Contracts*	—	(632,856)	—	(632,856)
Interest Rate Swaps*	—	2,676,323	—	2,676,323

Total	$108,528	$149,719,320	$—	$149,827,848

* Represents net unrealized appreciation (depreciation).
During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,317,445	Unrealized depreciation on forward foreign currency exchange contracts	$1,950,301

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps *	3,067,870	Unrealized depreciation on interest rate swaps *	391,547

Foreign Currency Exchange Rate	Options	Options purchased, at value	108,528	—	—

Total			$4,493,843		$2,341,848

*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2011, the cost of investments (excluding investments in derivatives) was $145,858,467.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$2,980,345
Depreciation	(1,162,959)

Net unrealized appreciation (depreciation) of investments	$1,817,386

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Additional Sovereign Debt exposure is obtained from investments in interest rate swap transactions that reference the global government bond markets.

(4)	Substantially all of the Fund’s Short-Term investments may be used as collateral for investments in derivatives.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(7)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

N/A	Not applicable.

AUD	Australian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

ILS	Israeli Shekel

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Nuevo Sol

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

ICP	Indice Cámara Promedio

JIBAR	Johannesburg Inter-Bank Agreed Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011